Document and Entity Information	9 Months Ended
Sep. 30, 2013
Document And Entity Information
Entity Registrant Name	STL Marketing Group, Inc.
Entity Central Index Key	0001569055
Document Period End Date	Sep. 30, 2013
Document Type	Other
Amendment Flag	true
Amendment Description	Amendment no. 2
Entity Filer Category	Smaller Reporting Company